CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Statement of cash flows [abstract]
Equity financing issue costs	$ 3,754
Issue costs of long-term debt	$ 705	$ 1,250